Pender Real Estate Credit Fund

Consolidated Schedule of Investments

September 30, 2023 (Unaudited)

		Coupon		Original
	Spread	Rate (%)	Maturity Date	Acquisition Date	Principal Amount	Cost	Fair Value
Private Debt - 143.9% [1,2]
Directly Originated Loans - 0.1%
Retail - 0.1%
David Streeter	N/A	6.00	8/23/2024	5/21/2021	$61,096	$61,096	$61,262
Total Directly Originated Loans						61,096	61,262

Senior Mortgage Loans - 143.9%
Hospitality - 3.4%
2422 Ridgeway ABL I Holdings, LLC[3]	TBILL1M + 4.00%	9.38	5/1/2024	5/1/2022	3,472,000	3,488,402	3,480,680
Doswell VA, LLC[4,5]	N/A	6.00	6/1/2024	5/17/2021	2,769,984	2,769,984	2,769,984
Wattsburg Hospitality, LLC[3]	TBILL1M + 4.20%	9.00	4/1/2025	3/29/2023	1,950,000	1,950,000	1,954,875
						8,208,386	8,205,539
Industrial - 4.6%
100 Queensway St, LLC	N/A	9.00	1/1/2024	12/22/2022	11,000,000	11,063,000	11,031,500

Mixed Use - 12.8%
1810 Chestnut Street Development, LLC[3]	TBILL1M + 8.17%	13.55	2/1/2024	8/2/2022	11,350,000	11,264,875	11,378,375
2601 Tandy ABL I Holdings, LLC[3]	SOFR1M + 4.13%	9.00	4/1/2024	4/1/2023	10,950,000	10,950,000	10,800,000
MBRV, LLC	N/A	6.00	7/1/2024	9/30/2019	4,950,000	4,950,000	4,987,125
Theos Fedro Holdings, LLC[4,5]	N/A	0.00	11/4/2022	12/18/2017	3,600,000	3,600,000	3,600,000
						30,764,875	30,765,500

Mobile Home Park - 1.1%
WF Houston, LLC	N/A	7.00	5/1/2024	4/27/2021	2,680,000	2,573,500	2,686,700

Multifamily - 112.0%
2233 Woburn St, LLC[3]	TBILL1M + 3.50%	7.00	10/26/2024	10/26/2022	3,375,000	3,400,313	3,383,438
3390 Fairburn, LLC[3]	TBILL1M + 6.35%	11.73	1/1/2024	12/20/2021	33,000,000	33,082,500	33,214,500
Brazos Thread Owner 1, LLC	N/A	8.00	7/1/2024	6/14/2023	11,075,000	11,075,000	11,102,687
Brazos Thread Owner 2, LLC	N/A	8.00	7/1/2024	6/14/2023	10,250,000	10,250,000	10,275,625
Brazos Thread Owner 3, LLC	N/A	8.00	7/1/2024	6/14/2023	20,200,000	20,200,000	20,250,500
C & S Storage, LLC[3]	SOFR1M + 2.88%	7.75	4/1/2024	3/31/2023	25,000,000	25,000,000	25,062,500
Grandview Apartments 1002, LLC[3]	TBILL1M + 3.50%	8.50	3/1/2024	2/27/2023	3,000,000	3,000,000	3,007,500
KSA GP, LLC[3]	TBILL1M + 4.00%	6.00	5/1/2024	5/4/2022	3,000,000	2,910,000	2,992,500
Lebanon 10, LLC[3]	SOFR1M + 2.38%	7.25	4/1/2024	3/31/2023	4,708,815	4,708,815	4,720,587
MF Opp Fund I, LLC	N/A	10.00	7/1/2024	6/14/2023	34,000,000	34,000,000	34,085,000
OKC1 Huntington Holdings, LLC[3]	TBILL1M + 6.35%	11.73	11/1/2023	10/29/2021	14,125,000	14,160,313	14,160,313
Prosper GP LP, LLC	N/A	10.00	10/1/2024	9/15/2023	18,000,000	18,000,000	18,000,000
Quinton Cove, LLC[3]	TBILL1M + 6.40%	11.78	1/1/2024	6/25/2021	4,000,000	4,020,000	4,030,000
Sage Richmond, LLC[3]	TBILL1M + 7.00%	12.38	7/1/2024	6/28/2022	6,480,000	6,544,800	6,528,600
Selena Lorenzo Apartments, LLC[3]	TBILL1M + 5.84%	11.22	1/1/2024	12/8/2021	8,000,000	8,060,000	8,052,000
Somerset Apartments, LLC[3]	TBILL1M + 2.00%	7.00	1/1/2025	12/8/2022	7,500,000	7,556,250	7,518,750
TMF Normandy Holdings, LLC[3]	TBILL1M + 6.40%	11.78	12/1/2023	11/16/2021	3,480,000	3,488,700	3,488,700
Village Del Mar Apartments, LLC[3]	TBILL1M + 6.79%	12.17	4/1/2024	4/1/2022	14,500,000	14,355,000	14,391,250
Warrior Fund I, LLC[3]	TBILL1M + 3.50%	7.00	11/1/2023	11/3/2022	32,625,000	32,869,688	32,869,688
Wesley GP, LLC[3]	TBILL1M + 4.00%	6.00	7/1/2024	5/31/2022	8,350,000	8,162,125	8,362,525
Yakima 28, LLC[3]	TBILL1M + 2.00%	7.00	12/1/2024	11/29/2022	4,060,000	4,090,450	4,070,150
						268,933,954	269,566,813
Office - 3.5%
5751 Kroger ABL I Holidings, LLC[3]	SOFR1M + 3.13%	8.00	4/1/2024	4/1/2023	8,650,000	8,650,000	8,423,875

Retail - 5.1%
710 Route 38 ABL I Holdings, LLC[3]	TBILL1M + 5.35%	9.00	1/1/2024	12/27/2022	12,200,000	12,230,500	12,218,300

RV Park - 1.4%
Razors Edge Investments, LLC[3]	TBILL1M + 8.75%	14.13	12/1/2023	12/3/2021	3,360,000	3,360,000	3,365,040
Total Senior Mortgage Loans						345,784,215	346,263,267

Total Private Debt						345,845,311	346,324,529

Total Investments (Cost $345,845,311) - 143.9%							$346,324,529
Liabilities in excess of other assets - (43.9%)							(105,655,783)
Net Assets - 100%							$240,668,746

LLC - Limited Liability Company

TBILL1M - One month term U.S. Treasury Bill

SOFR1M - One month term Secured Overnight Financing Rate

[1]	All Private Debt investments are restricted securities. The total value of these securities is $346,324,529, which represents 143.9% of total net assets of the Fund
[2]	All Private Debt investments are Level 3 securities fair valued using significant unobservable inputs.
[3]	Floating rate security.
[4]	In default.
[5]	Non-income producing.